Non-Controlling Interest in Consolidated Subsidiaries - Summarized Financial Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 21,076	[1]		$ 226,449		$ 356,159
Total non-current assets	26,611	[1]		572,366		449,697
Total current liabilities	10,792	[1]		176,922		182,381
Total non-current liabilities	14,503	[1]		284,092		245,106
Total revenue	41,580	[2]	$ 702,692	597,008	$ 505,460
Net income from continuing operations	2,628	[2]	44,439	33,320	29,414
Net cash flows generated from operating activities	2,941	[3]	49,679	72,576	73,090
Net cash flows used in investing activities	7,828	[3]	132,292	(46,432)	(46,175)
Net cash flows used in financing activities	$ (5,475)	[3]	(92,552)	(35,898)	$ (36,989)
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets				79,212		67,738
Total non-current assets				198,783		205,782
Total current liabilities				57,960		54,916
Total non-current liabilities				88,159		$ 84,899
Total revenue			245,088	226,740
Net income from continuing operations			20,226	19,626
Consolidated comprehensive income for the year, net of tax			14,104	15,767
Net cash flows generated from operating activities			42,289	35,491
Net cash flows used in investing activities			(20,070)	(19,597)
Net cash flows used in financing activities			$ (26,352)	$ (20,847)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3